Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 31.0%
Alior Bank SA(a)	227,700	$3,190,722
Bank Handlowy w Warszawie SA(b)	198,584	2,796,349
Bank Millennium SA(a)(b)	2,945,787	5,937,032
Bank Polska Kasa Opieki SA	675,256	19,499,460
mBank SA(a)(b)	67,785	8,015,331
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,354,143	35,448,330
Santander Bank Polska SA	155,820	13,839,056
		88,726,280
Capital Markets — 0.8%
Warsaw Stock Exchange	167,984	1,742,335
X-Trade Brokers Dom Maklerski SA(b)(c)	164,330	630,473
		2,372,808
Chemicals — 1.5%
Ciech SA	186,127	1,903,325
Grupa Azoty SA(a)(b)	275,425	2,368,526
		4,271,851
Construction & Engineering — 1.1%
Budimex SA	60,695	3,214,151

Consumer Finance — 2.3%
KRUK SA	80,891	6,637,190

Diversified Telecommunication Services — 2.3%
Orange Polska SA(a)	3,126,728	6,497,522

Electric Utilities — 5.0%
Enea SA(a)	1,299,328	2,788,278
PGE Polska Grupa Energetyczna SA(a)	3,820,052	7,705,813
Tauron Polska Energia SA(a)(b)	5,525,431	3,861,884
		14,355,975
Entertainment — 5.3%
CD Projekt SA(b)	272,093	12,107,450
HUUUGE Inc.(a)(b)(c)	99,267	725,071
PlayWay SA(b)	6,116	617,973
TEN Square Games SA(b)	19,960	1,702,837
		15,153,331
Food & Staples Retailing — 5.2%
Dino Polska SA(a)(c)	162,721	13,478,205
Eurocash SA(b)	496,509	1,318,882
		14,797,087
Health Care Equipment & Supplies — 0.0%
Mercator Medical SA(a)(b)	3,241	106,608

Health Care Providers & Services — 0.9%
Neuca SA(b)	13,656	2,636,640

Hotels, Restaurants & Leisure — 1.0%
AmRest Holdings SE(a)(b)	436,038	3,008,084

Insurance — 6.8%
Powszechny Zaklad Ubezpieczen SA	2,224,216	19,395,670

Internet & Direct Marketing Retail — 4.3%
Allegro.eu SA(a)(c)	1,282,509	12,292,064
Security	Shares	Value

Media — 3.4%
Cyfrowy Polsat SA	1,132,180	$9,670,061

Metals & Mining — 7.2%
Jastrzebska Spolka Weglowa SA(a)(b)	310,754	3,106,235
KGHM Polska Miedz SA	510,681	17,531,946
		20,638,181
Oil, Gas & Consumable Fuels — 12.4%
Grupa Lotos SA(a)	441,915	5,792,210
Polski Koncern Naftowy ORLEN SA	1,105,683	19,306,197
Polskie Gornictwo Naftowe i Gazownictwo SA	7,617,449	10,272,486
		35,370,893
Pharmaceuticals — 0.2%
Celon Pharma SA(b)	67,560	494,297

Software — 2.7%
Asseco Poland SA	276,923	5,927,113
LiveChat Software SA(b)	57,093	1,715,348
		7,642,461
Textiles, Apparel & Luxury Goods — 6.2%
CCC SA(a)(b)	179,533	4,472,035
LPP SA	4,079	13,288,133
		17,760,168
Total Common Stocks — 99.6%
(Cost: $350,741,586)		285,041,322

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	20,435,204	20,443,378
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,980,000	2,980,000
		23,423,378
Total Short-Term Investments — 8.2%
(Cost: $23,423,787)		23,423,378

Total Investments in Securities — 107.8%
(Cost: $374,165,373)		308,464,700

Other Assets, Less Liabilities — (7.8).		(22,344,848)

Net Assets — 100.0%		$286,119,852

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,507,125	$6,938,774	(a)	$—	$(763)	$(1,758)	$20,443,378	20,435,204	$76,215	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,310,000	670,000	(a)	—	—	—	2,980,000	2,980,000	36		—
					$(763)	$(1,758)	$23,423,378		$76,251		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	21	12/17/21	$1,273	$(72,077)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$90,813,781	$194,227,541	$—	$285,041,322
Money Market Funds	23,423,378	—	—	23,423,378
	$114,237,159	$194,227,541	$—	$308,464,700
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(72,077)	$—	$—	$(72,077)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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